ACQUISITIONS - Additional Information (Details) £ in Millions	Sep. 19, 2025 GBP (£) instalement subsidiary	Apr. 04, 2025 GBP (£)
VML MAP A/S (MAP) And Resolve Aps (Resolve)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	49.00%
Number Of Subsidiaries | subsidiary	2
Consideration paid (received)	£ 134
Number Of Instalements | instalement	3
Cognitive Logic Inc. (InfoSum)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Cash transferred		£ 108
Identifiable assets acquired (liabilities assumed)		17
Identifiable intangible assets recognised as of acquisition date		32
Goodwill recognised as of acquisition date		£ 91